Schedule I—Condensed Financial Information of the Parent Company - Balance Sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 11,995,415	$ 1,838,378	¥ 6,573,808		¥ 9,540,556
Investment in equity-method investees	1,949,787	298,818	3,112,952
Total assets	58,940,814	9,033,075	48,582,678
LIABILITIES AND SHAREHOLDERS' EQUITY
Deferred income	334,431	51,254	405,994
Total liabilities	29,555,025	4,529,506	26,332,981
SHAREHOLDERS' EQUITY:
Additional paid-in capital	10,816,185	1,657,653	9,959,497
Retained earnings	17,740,415	2,718,838	11,924,228
Accumulated other comprehensive loss	(58,954)	(9,036)	(56,656)
Total Vipshop Holdings Limited shareholders' equity	28,497,734	4,367,469	21,827,156
Total liabilities and shareholders' equity	58,940,814	9,033,075	48,582,678
Class A ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	¥ 77	$ 12	¥ 76
Additional disclosure
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Common shares, shares authorized	483,489,642	483,489,642	483,489,642
Common shares, shares issued	119,223,484	119,223,484	117,584,362
Common shares, shares outstanding	119,223,484	119,223,484	117,584,362
Class B ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	¥ 11	$ 2	¥ 11
Additional disclosure
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001		0.0001
Common shares, shares authorized	16,510,358	16,510,358	16,510,358
Common shares, shares issued	16,510,358	16,510,358	16,510,358
Common shares, shares outstanding	16,510,358	16,510,358	16,510,358
Parent company
ASSETS
Cash and cash equivalents	¥ 62	$ 10	¥ 44
Investment in equity-method investees | ¥			42,315
Investment in subsidiaries	23,358,829	3,579,897	16,643,391
Amount due from subsidiaries	5,278,056	808,897	5,146,414
Total assets	28,636,947	4,388,804	21,832,164
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued expenses and other current liabilities	108,839	16,680	5,008
Deferred income	30,374	4,655
Total liabilities	139,213	21,335	5,008
SHAREHOLDERS' EQUITY:
Additional paid-in capital	10,816,185	1,657,653	9,959,497
Retained earnings	17,740,415	2,718,838	11,924,228
Accumulated other comprehensive loss	(58,954)	(9,036)	(56,656)
Total Vipshop Holdings Limited shareholders' equity	28,497,734	4,367,469	21,827,156
Total liabilities and shareholders' equity	28,636,947	4,388,804	21,832,164
Parent company | Class A ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	¥ 77	$ 12	¥ 76
Additional disclosure
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001		0.0001
Common shares, shares authorized	483,489,642	483,489,642	483,489,642
Common shares, shares issued	119,223,484	119,223,484	117,584,362
Common shares, shares outstanding	119,223,484	119,223,484	117,584,362
Parent company | Class B ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	¥ 11	$ 2	¥ 11
Additional disclosure
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Common shares, shares authorized	16,510,358	16,510,358	16,510,358
Common shares, shares issued	16,510,358	16,510,358	16,510,358
Common shares, shares outstanding	16,510,358	16,510,358	16,510,358